Shareholder Report, Line Graph (Details) 194025_Jackson Square SMID-Cap Growth Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Sep. 16, 2016	Oct. 31, 2025
Institutional Class
Account Value [Line Items]
Accumulated Value	$ 158,563	$ 133,906	$ 139,171	$ 272,289	$ 206,727	$ 154,045	$ 135,031	$ 120,520	$ 96,801	$ 100,000	$ 173,788
Bloomberg US 1000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US 1000 Total Return Index
Accumulated Value	300,843	218,151	199,337	239,880	166,905	150,361	131,481	123,135	99,497	100,000	$ 365,175
Bloomberg US 2500 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US 2500 Growth Total Return Index
Accumulated Value	228,017	168,137	176,650	238,068	166,756	147,313	132,480	124,768	96,997	100,000	$ 261,307
Russell 2500 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2500 Growth Total Return
Accumulated Value	$ 228,311	$ 170,120	$ 178,703	$ 246,082	$ 179,458	$ 147,450	$ 131,922	$ 125,024	$ 96,121	$ 100,000	$ 264,340